UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

97462-0414                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
February 28, 2014 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (35.5%)

               COMMON STOCKS (27.4%)

               CONSUMER DISCRETIONARY (2.1%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.6%)
     9,010     TRW Automotive Holdings Corp.*                                                  $     742
                                                                                               ---------
               CABLE & SATELLITE (0.3%)
     8,150     Comcast Corp. "A"                                                                     421
                                                                                               ---------
               DEPARTMENT STORES (0.3%)
     7,300     Kohl's Corp.                                                                          410
                                                                                               ---------
               HOME IMPROVEMENT RETAIL (0.1%)
     2,640     Lowe's Companies, Inc.                                                                132
                                                                                               ---------
               HOMEFURNISHING RETAIL (0.1%)
     2,050     Bed Bath & Beyond, Inc.*                                                              139
                                                                                               ---------
               MOVIES & ENTERTAINMENT (0.4%)
     5,900     Walt Disney Co.                                                                       477
                                                                                               ---------
               SPECIALIZED CONSUMER SERVICES (0.3%)
    11,000     H&R Block, Inc.                                                                       348
                                                                                               ---------
               Total Consumer Discretionary                                                        2,669
                                                                                               ---------

               CONSUMER STAPLES (2.0%)
               -----------------------
               DRUG RETAIL (0.9%)
     9,550     CVS Caremark Corp.                                                                    698
     7,500     Walgreen Co.                                                                          510
                                                                                               ---------
                                                                                                   1,208
                                                                                               ---------
               HOUSEHOLD PRODUCTS (0.1%)
     2,400     Procter & Gamble Co.                                                                  189
                                                                                               ---------
               HYPERMARKETS & SUPER CENTERS (0.5%)
     7,790     Wal-Mart Stores, Inc.                                                                 582
                                                                                               ---------
               TOBACCO (0.5%)
     8,050     Philip Morris International, Inc.                                                     651
                                                                                               ---------
               Total Consumer Staples                                                              2,630
                                                                                               ---------
               ENERGY (3.0%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
     2,050     Chevron Corp.                                                                         236
    14,720     Occidental Petroleum Corp.                                                          1,421
                                                                                               ---------
                                                                                                   1,657
                                                                                               ---------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
    12,640     Halliburton Co.                                                                       720
                                                                                               ---------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     5,700     Anadarko Petroleum Corp.                                                        $     480
     4,200     ConocoPhillips                                                                        279
    17,700     Marathon Oil Corp.                                                                    593
                                                                                               ---------
                                                                                                   1,352
                                                                                               ---------
               OIL & GAS REFINING & MARKETING (0.2%)
     4,600     Valero Energy Corp.                                                                   221
                                                                                               ---------
               Total Energy                                                                        3,950
                                                                                               ---------
               FINANCIALS (4.4%)
               -----------------
               CONSUMER FINANCE (0.6%)
     9,820     Capital One Financial Corp.                                                           721
                                                                                               ---------
               DIVERSIFIED BANKS (0.3%)
     9,830     Wells Fargo & Co.                                                                     456
                                                                                               ---------
               INVESTMENT BANKING & BROKERAGE (0.2%)
     7,500     Morgan Stanley                                                                        231
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.2%)
     6,070     MetLife, Inc.                                                                         308
                                                                                               ---------
               MULTI-LINE INSURANCE (0.1%)
     3,400     American International Group, Inc.                                                    169
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    19,410     Citigroup, Inc.                                                                       944
    10,610     JPMorgan Chase & Co.                                                                  603
                                                                                               ---------
                                                                                                   1,547
                                                                                               ---------
               REGIONAL BANKS (1.2%)
    16,000     BB&T Corp.                                                                            605
     5,500     CIT Group, Inc.                                                                       268
     8,000     PNC Financial Services Group, Inc.                                                    654
                                                                                               ---------
                                                                                                   1,527
                                                                                               ---------
               SPECIALIZED FINANCE (0.6%)
     3,300     CME Group, Inc.                                                                       244
     2,620     IntercontinentalExchange Group, Inc.                                                  547
                                                                                               ---------
                                                                                                     791
                                                                                               ---------
               Total Financials                                                                    5,750
                                                                                               ---------

               HEALTH CARE (5.6%)
               ------------------
               BIOTECHNOLOGY (1.7%)
    26,550     Gilead Sciences, Inc.*                                                              2,198
                                                                                               ---------
               HEALTH CARE DISTRIBUTORS (0.7%)
    13,210     Cardinal Health, Inc.                                                                 945
                                                                                               ---------
               HEALTH CARE EQUIPMENT (0.2%)
     4,700     Medtronic, Inc.                                                                       279
                                                                                               ---------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
     2,360     Thermo Fisher Scientific, Inc.                                                        294
                                                                                               ---------
               MANAGED HEALTH CARE (0.1%)
     2,050     UnitedHealth Group, Inc.                                                              158
                                                                                               ---------
               PHARMACEUTICALS (2.7%)
    21,400     AbbVie, Inc.                                                                        1,089
     3,100     Allergan, Inc.                                                                        394
    10,290     Johnson & Johnson                                                                     948
     4,000     Merck & Co., Inc.                                                                     228

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    25,170     Pfizer, Inc.                                                                    $     808
                                                                                               ---------
                                                                                                   3,467
                                                                                               ---------
               Total Health Care                                                                   7,341
                                                                                               ---------
               INDUSTRIALS (2.6%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
     3,100     Raytheon Co.                                                                          303
    18,800     Spirit AeroSystems Holdings, Inc. "A"*                                                542
     2,210     United Technologies Corp.                                                             259
                                                                                               ---------
                                                                                                   1,104
                                                                                               ---------
               AIR FREIGHT & LOGISTICS (0.3%)
     3,790     United Parcel Service, Inc. "B"                                                       363
                                                                                               ---------
               AIRLINES (0.3%)
     7,300     United Continental Holdings, Inc.*                                                    328
                                                                                               ---------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     5,000     Republic Services, Inc.                                                               171
                                                                                               ---------
               INDUSTRIAL CONGLOMERATES (1.1%)
    55,280     General Electric Co.                                                                1,408
                                                                                               ---------
               Total Industrials                                                                   3,374
                                                                                               ---------
               INFORMATION TECHNOLOGY (6.9%)
               -----------------------------
               APPLICATION SOFTWARE (0.4%)
     4,200     Adobe Systems, Inc.*                                                                  288
     5,000     Citrix Systems, Inc.*                                                                 300
                                                                                               ---------
                                                                                                     588
                                                                                               ---------
               COMMUNICATIONS EQUIPMENT (0.5%)
    27,500     Cisco Systems, Inc.                                                                   600
                                                                                               ---------
               COMPUTER HARDWARE (1.5%)
     1,745     Apple, Inc.                                                                           918
    34,900     Hewlett-Packard Co.                                                                 1,043
                                                                                               ---------
                                                                                                   1,961
                                                                                               ---------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
    11,600     SanDisk Corp.                                                                         862
     9,400     Seagate Technology plc                                                                490
                                                                                               ---------
                                                                                                   1,352
                                                                                               ---------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     3,250     Visa, Inc. "A"                                                                        734
                                                                                               ---------
               INTERNET SOFTWARE & SERVICES (0.8%)
     4,100     Facebook, Inc. "A"*                                                                   281
       635     Google, Inc. "A"*                                                                     772
                                                                                               ---------
                                                                                                   1,053
                                                                                               ---------
               SEMICONDUCTOR EQUIPMENT (0.2%)
    12,000     Applied Materials, Inc.                                                               228
                                                                                               ---------
               SEMICONDUCTORS (0.9%)
    13,600     Broadcom Corp. "A"                                                                    404
    23,890     Intel Corp.                                                                           592
     4,300     Texas Instruments, Inc.                                                               193
                                                                                               ---------
                                                                                                   1,189
                                                                                               ---------
               SYSTEMS SOFTWARE (1.0%)
    27,400     Microsoft Corp.                                                                     1,050

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     6,300     Oracle Corp.                                                                    $     246
                                                                                               ---------
                                                                                                   1,296
                                                                                               ---------
               Total Information Technology                                                        9,001
                                                                                               ---------

               MATERIALS (0.2%)
               ----------------
               PAPER PRODUCTS (0.2%)
     4,000     International Paper Co.                                                               196
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    14,200     CenturyLink, Inc.                                                                     444
     7,261     Verizon Communications, Inc.                                                          345
                                                                                               ---------
                                                                                                     789
                                                                                               ---------
               Total Telecommunication Services                                                      789
                                                                                               ---------
               Total Common Stocks (cost: $29,981)                                                35,700
                                                                                               ---------
               PREFERRED STOCKS (0.6%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
     8,000     CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                          221
     2,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)            216
                                                                                               ---------
                                                                                                     437
                                                                                               ---------
               Total Consumer Staples                                                                437
                                                                                               ---------
               ENERGY (0.0%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        50     Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)                              45
                                                                                               ---------

               FINANCIALS (0.3%)
               -----------------
               REGIONAL BANKS (0.2%)
       235     M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                               234
                                                                                               ---------
               REITs - OFFICE (0.1%)
     3,000     CommonWealth REIT, 6.50%, perpetual                                                    70
     4,000     CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                   96
                                                                                               ---------
                                                                                                     166
                                                                                               ---------
               Total Financials                                                                      400
                                                                                               ---------
               Total Preferred Stocks (cost: $858)                                                   882
                                                                                               ---------
               EXCHANGE-TRADED FUNDS (7.5%)

    18,610     iShares Core S&P Mid-Cap ETF(b)                                                     2,557
    48,312     iShares Core S&P Small-Cap ETF                                                      5,301
    16,034     iShares Russell 2000 ETF(b)                                                         1,884
                                                                                               ---------
               Total Exchange-Traded Funds (cost: $7,760)                                          9,742
                                                                                               ---------
               Total U.S. Equity Securities(cost: $38,599)                                        46,324
                                                                                               ---------
               INTERNATIONAL EQUITY SECURITIES (37.7%)

               COMMON STOCKS (5.7%)

               CONSUMER DISCRETIONARY (0.8%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.3%)
     3,700     Magna International, Inc.                                                             330
                                                                                               ---------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
    11,000     Carnival Corp.                                                                  $     436
                                                                                               ---------
               SPECIALTY STORES (0.2%)
     2,450     Signet Jewelers Ltd.                                                                  234
                                                                                               ---------
               Total Consumer Discretionary                                                        1,000
                                                                                               ---------
               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
     5,200     Unilever N.V.                                                                         206
                                                                                               ---------
               ENERGY (0.7%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
     3,000     Royal Dutch Shell plc ADR                                                             218
                                                                                               ---------
               OIL & GAS DRILLING (0.2%)
     7,350     Transocean Ltd.                                                                       312
                                                                                               ---------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
     4,000     Schlumberger Ltd.                                                                     372
                                                                                               ---------
               Total Energy                                                                          902
                                                                                               ---------
               FINANCIALS (0.3%)
               -----------------
               DIVERSIFIED BANKS (0.3%)
     7,600     HSBC Holdings plc ADR                                                                 401
                                                                                               ---------
               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
     5,300     Novartis AG ADR                                                                       441
                                                                                               ---------
               INDUSTRIALS (1.3%)
               ------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    12,450     Eaton Corp. plc                                                                       930
                                                                                               ---------
               RAILROADS (0.6%)
     4,600     Canadian Pacific Railway Ltd.                                                         722
                                                                                               ---------
               Total Industrials                                                                   1,652
                                                                                               ---------
               INFORMATION TECHNOLOGY (0.9%)
               -----------------------------
               SEMICONDUCTORS (0.9%)
    19,972     NXP Semiconductors N.V.*                                                            1,123
                                                                                               ---------
               MATERIALS (0.9%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
     4,300     LyondellBasell Industries N.V. "A"                                                    379
                                                                                               ---------
               DIVERSIFIED METALS & MINING (0.4%)
     9,400     Rio Tinto plc ADR                                                                     539
                                                                                               ---------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     6,700     Potash Corp. of Saskatchewan, Inc.                                                    223
                                                                                               ---------
               Total Materials                                                                     1,141
                                                                                               ---------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     6,500     Rogers Communications, Inc. "B"                                                       252

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     6,764     Vodafone Group plc ADR                                                          $     281
                                                                                               ---------
                                                                                                     533
                                                                                               ---------
               Total Telecommunication Services                                                      533
                                                                                               ---------
               Total Common Stocks (cost: $6,385)                                                  7,399
                                                                                               ---------
               EXCHANGE-TRADED FUNDS (32.0%)

    14,112     EGShares Emerging Markets Consumer ETF                                                361
    89,095     iShares Core MSCI EAFE ETF                                                          5,464
   140,639     iShares Core MSCI Emerging Markets ETF                                              6,663
   211,193     iShares MSCI EAFE ETF                                                              14,245
    90,745     iShares MSCI Germany ETF                                                            2,878
   110,356     iShares MSCI Hong Kong ETF                                                          2,227
    11,756     iShares MSCI Indonesia ETF                                                            300
    14,740     iShares MSCI Malaysia ETF                                                             226
     6,340     iShares MSCI Philippines ETF                                                          217
     8,218     iShares MSCI South Korea Capped ETF                                                   502
    13,176     iShares MSCI Turkey ETF                                                               562
   298,471     iShares MSCI United Kingdom ETF                                                     6,346
     5,690     SPDR S&P Emerging Markets SmallCap ETF                                                261
     8,602     Vanguard FTSE Emerging Markets ETF                                                    335
     8,244     WisdomTree Emerging Markets Equity Income Fund                                        392
     8,945     WisdomTree Emerging Markets SmallCap Dividend Fund                                    404
    22,687     WisdomTree India Earnings Fund                                                        383
                                                                                               ---------
               Total Exchange-Traded Funds (cost: $37,622)                                        41,766
                                                                                               ---------
               Total International Equity Securities(cost: $44,007)                               49,165
                                                                                               ---------
               PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.5%)

               EXCHANGE-TRADED FUNDS (2.5%)

    91,741     Market Vectors Gold Miners ETF(b)                                                   2,374
     7,300     SPDR Gold Shares*                                                                     932
                                                                                               ---------
               Total Exchange-Traded Funds                                                         3,306
                                                                                               ---------
               Total Precious Metals and Commodity - Related Securities(cost: $4,492)              3,306
                                                                                               ---------
PRINCIPAL
AMOUNT                                                                COUPON
(000)                                                                   RATE      MATURITY
--------------------------------------------------------------------------------------------------------
               BONDS (14.2%)

               CORPORATE OBLIGATIONS (7.5%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               PUBLISHING (0.1%)
$      100     McGraw-Hill Global Education Holdings, LLC (a)         9.75%      4/01/2021           111
                                                                                               ---------
               ENERGY (1.9%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       100     Alta Mesa Holdings, LP                                 9.63      10/15/2018           108
       100     Fieldwood Energy, LLC (c)                              8.38       9/30/2020           104
       100     Forest Oil Corp.                                       7.25       6/15/2019            86
       100     Halcon Resources Corp. (a)                             9.25       2/15/2022           103
       100     Midstates Petroleum Co., Inc. & Midstates
                  Petroleum Co., LLC                                  9.25       6/01/2021           106
       100     Penn Virginia Corp.                                    8.50       5/01/2020           110
       100     Quicksilver Resources, Inc. (c)                        7.00       6/21/2019           100
        50     Rex Energy Corp.                                       8.88      12/01/2020            56

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$      100     Sabine Oil & Gas, LLC (c)                              8.75%     12/31/2018     $     102
        50     Samson Investment Co. (c)                              5.00       9/25/2018            51
                                                                                               ---------
                                                                                                     926
                                                                                               ---------
               OIL & GAS REFINING & MARKETING (0.1%)
        50     Northern Tier Energy, LLC & Northern Tier
                  Finance Corp.                                       7.13      11/15/2020            54
                                                                                               ---------
               OIL & GAS STORAGE & TRANSPORTATION (1.1%)
       350     DCP Midstream, LLC (a)                                 5.85       5/21/2043           330
       100     Enbridge Energy Partners, LP                           8.05      10/01/2037           113
       300     Energy Transfer Partners, LP                           3.26 (d)  11/01/2066           276
       200     Enterprise Products Operating, LLC                     7.00       6/01/2067           208
       100     Martin Midstream Partners, LP                          7.25       2/15/2021           105
        11     NuStar Logistics, LP                                   7.63       1/15/2043           286
       190     Southern Union Co.                                     3.26 (d)  11/01/2066           156
                                                                                               ---------
                                                                                                   1,474
                                                                                               ---------
               Total Energy                                                                        2,454
                                                                                               ---------

               FINANCIALS (3.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       300     State Street Capital Trust IV                          1.24 (d)   6/01/2077           235
       100     Walter Investment Management Corp. (a)                 7.88      12/15/2021           101
                                                                                               ---------
               Total Asset Management & Custody Banks                                                336
                                                                                               ---------
               CONSUMER FINANCE (0.2%)

       200     American Express Co.                                   6.80       9/01/2066           218
                                                                                               ---------
               LIFE & HEALTH INSURANCE (1.1%)
         8     Delphi Financial Group, Inc.                           7.38       5/15/2037           200
       300     Lincoln National Corp.                                 7.00       5/17/2066           307
       200     MetLife, Inc.                                          6.40      12/15/2036           210
       200     Principal Financial Global Fund, LLC                   0.76 (d)   1/10/2031           176
       200     Prudential Financial, Inc.                             5.63       6/15/2043           208
       350     StanCorp Financial Group, Inc.                         6.90       6/01/2067           353
                                                                                               ---------
                                                                                                   1,454
                                                                                               ---------
               MULTI-LINE INSURANCE (0.8%)
       225     Genworth Holdings, Inc.                                6.15      11/15/2066           208
       400     Glen Meadow Pass-Through Trust (a)                     6.51       2/12/2067           393
       300     Nationwide Mutual Insurance Co. (a)                    5.81      12/15/2024           309
       150     ZFS Finance USA Trust V (a)                            6.50       5/09/2037           162
                                                                                               ---------
                                                                                                   1,072
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
       250     GE Capital Trust I                                     6.38      11/15/2067           277
        50     General Electric Capital Corp.                         6.38      11/15/2067            56
        75     ILFC E-Capital Trust I (a)                             5.46 (d)  12/21/2065            70
       200     JPMorgan Chase Capital XXI                             1.19 (d)   2/02/2037           152
                                                                                               ---------
                                                                                                     555
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.7%)
       200     Allstate Corp. (b)                                     5.75       8/15/2053           208
       200     AmTrust Financial Services, Inc. (a)                   6.13       8/15/2023           201
       200     HSB Group, Inc.                                        1.15 (d)   7/15/2027           155
       250     Ironshore Holdings, Inc. (a)                           8.50       5/15/2020           292
       100     Progressive Corp.                                      6.70       6/15/2037           112
                                                                                               ---------
                                                                                                     968
                                                                                               ---------
               REGIONAL BANKS (0.4%)
         6     Citizens Funding Trust I                               7.50       9/15/2066           154
        50     First Maryland Capital Trust I                         1.24 (d)   1/15/2027            42
       100     Fulton Capital Trust I                                 6.29       2/01/2036            90
        50     Regions Financial Corp.                                7.75      11/10/2014            52

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$      200     Suntrust Capital I                                     0.91% (d)  5/15/2027     $     164
                                                                                               ---------
                                                                                                     502
                                                                                               ---------
               Total Financials                                                                    5,105
                                                                                               ---------
               INDUSTRIALS (0.3%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
       250     Textron Financial Corp. (a)                            6.00       2/15/2067           226
                                                                                               ---------
               AIRLINES (0.1%)
        66     Continental Airlines, Inc. "B" Pass-Through
                  Trust                                               6.25       4/11/2020            70
                                                                                               ---------
               TRUCKING (0.1%)
       100     YRC Worldwide, Inc. (c)                                8.00       2/12/2019           101
                                                                                               ---------
               Total Industrials                                                                     397
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
         4     Qwest Corp.                                            7.50       9/15/2051           105
                                                                                               ---------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       100     Sprint Corp. (a)                                       7.13       6/15/2024           105
                                                                                               ---------
               Total Telecommunication Services                                                      210
                                                                                               ---------
               UTILITIES (1.2%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
       200     Enel S.p.A. (a)                                        8.75       9/24/2073           224
       100     NextEra Energy Capital Holdings, Inc.                  6.35      10/01/2066            99
       174     NextEra Energy Capital Holdings, Inc.                  6.65       6/15/2067           175
        50     NextEra Energy Capital Holdings, Inc.                  7.30       9/01/2067            55
       200     PPL Capital Funding, Inc.                              6.70       3/30/2067           201
       125     Texas Competitive Electric Holdings Co., LLC (c)       4.74      10/10/2017            87
                                                                                               ---------
                                                                                                     841
                                                                                               ---------
               MULTI-UTILITIES (0.5%)
        50     Dominion Resources, Inc.                               7.50       6/30/2066            54
       150     Dominion Resources, Inc.                               2.55 (d)   9/30/2066           139
       300     Integrys Energy Group, Inc.                            6.11      12/01/2066           301
       200     Puget Sound Energy, Inc.                               6.97       6/01/2067           204
                                                                                               ---------
                                                                                                     698
                                                                                               ---------
               Total Utilities                                                                     1,539
                                                                                               ---------
               Total Corporate Obligations (cost: $9,512)                                          9,816
                                                                                               ---------
               EURODOLLAR AND YANKEE OBLIGATIONS (2.8%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
       100     JBS S.A.                                               10.50      8/04/2016           113
                                                                                               ---------
               ENERGY (0.2%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       200     TransCanada Pipelines Ltd.                             6.35       5/15/2067           208
                                                                                               ---------
               FINANCIALS (1.3%)
               -----------------
               DIVERSIFIED BANKS (0.6%)
       100     Barclays Bank plc                                      0.69 (d)           -(e)         67
       100     Barclays Bank plc                                      0.69 (d)           -(e)         67

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$       50     Barclays Bank plc (a)                                  7.70%              -(e)  $      55
       200     HSBC Bank plc                                          0.60 (d)           -(e)        135
       300     HSBC Bank plc                                          0.69 (d)           -(e)        204
       100     Lloyds Bank plc                                        0.43 (d)           -(e)         67
       200     Lloyds Bank plc                                        0.63 (d)           -(e)        135
                                                                                               ---------
                                                                                                     730
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.2%)
       200     Great-West Life & Annuity Insurance Capital, LP (a)    7.15       5/16/2046           207
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       395     Oil Insurance Ltd. (a)                                 3.23 (d)           -(e)        365
       200     QBE Capital Funding III Ltd. (a)                       7.25       5/24/2041           209
                                                                                               ---------
                                                                                                     574
                                                                                               ---------
               REINSURANCE (0.1%)
        50     Platinum Underwriters Finance, Inc.                    7.50       6/01/2017            57
       100     Swiss Re Capital I, LP (a)                             6.85               -(e)        107
                                                                                               ---------
                                                                                                     164
                                                                                               ---------
               Total Financials                                                                    1,675
                                                                                               ---------
               INDUSTRIALS (0.3%)
               ------------------
               AIRLINES (0.1%)
       100     Air Canada "C" Pass-Through Trust (a)                  6.63       5/15/2018           103
                                                                                               ---------
               INDUSTRIAL CONGLOMERATES (0.1%)
       150     Hutchison Whampoa International Ltd. (a)               6.00               -(e)        159
                                                                                               ---------
               MARINE (0.1%)
       100     Navios Maritime Holdings, Inc. (a)                     7.38       1/15/2022           104
                                                                                               ---------
               Total Industrials (cost: $353)                                                        366
                                                                                               ---------
               MATERIALS (0.7%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
       200     Braskem Finance Ltd.                                   6.45       2/03/2024           203
                                                                                               ---------
               CONSTRUCTION MATERIALS (0.0%)
        50     Cemex Espana Luxembourg (a)                            9.88       4/30/2019            58
                                                                                               ---------
               DIVERSIFIED METALS & MINING (0.1%)
       100     Vedanta Resources plc (a)                              6.00       1/31/2019            99
                                                                                               ---------
               GOLD (0.4%)
       150     Kinross Gold Corp. (a),(f)                             5.95       3/15/2024           151
       300     Newcrest Finance Pty Ltd. (a)                          4.45      11/15/2021           270
       200     St. Barbara Ltd. (a)                                   8.88       4/15/2018           169
                                                                                               ---------
               Total Gold                                                                            590
                                                                                               ---------
               Total Materials                                                                       950
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50     Altice Financing S.A. (a)                              7.88      12/15/2019            55
                                                                                               ---------
       150     NII International Telecom SCA (a)                      7.88       8/15/2019           105
                                                                                               ---------
               Total Wireless Telecommunication Services                                             160
                                                                                               ---------
               Total Telecommunication Services                                                      160
                                                                                               ---------
               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
       150     Electricite De France S.A. (a)                         5.25               -(e)        151
                                                                                               ---------
               Total Eurodollar and Yankee Obligations (cost: $3,425)                              3,623
                                                                                               ---------

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

               FINANCIALS (0.3%)
               -----------------
$      106     Sequoia Mortgage Trust                                 1.05% (d)  9/20/2033     $      93
       338     Structured Asset Mortgage Investments, Inc.            0.65 (d)   7/19/2035           302
                                                                                               ---------
               Total Financials                                                                      395
                                                                                               ---------
               Total Collateralized Mortgage Obligations (cost: $393)                                395
                                                                                               ---------
               COMMERCIAL MORTGAGE SECURITIES (2.3%)

               FINANCIALS (2.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
        65     Banc of America Commercial Mortgage, Inc.              4.77       7/10/2043            65
       100     Banc of America Commercial Mortgage, Inc.              5.85       7/10/2044           105
       100     Banc of America Commercial Mortgage, Inc.              5.42      10/10/2045           101
        89     Banc of America Commercial Mortgage, Inc. (a)          5.54       9/10/2047            93
       200     Banc of America Commercial Mortgage, Inc.              6.29       2/10/2051           214
        50     Bear Stearns Commercial Mortgage Securities, Inc.      5.49      12/11/2040            48
       100     Bear Stearns Commercial Mortgage Securities, Inc.      4.75       6/11/2041           104
       100     Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                            5.66       9/11/2041            99
        50     Bear Stearns Commercial Mortgage Securities, Inc.      5.60      10/12/2041            47
        50     Citigroup Commercial Mortgage Trust                    5.78       3/15/2049            52
        50     Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                       5.79       6/15/2038            50
       350     Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                       0.34       2/15/2040           300
       250     GE Capital Commercial Mortgage Corp.                   5.28       3/10/2044           247
       100     GE Capital Commercial Mortgage Corp.                   5.31      11/10/2045            99
        50     GE Capital Commercial Mortgage Corp.                   5.61      12/10/2049            52
       100     GMAC Commercial Mortgage Securities, Inc.              4.97      12/10/2041           101
       300     GS Mortgage Securities Corp. II                        5.59       4/10/2038           307
        50     GS Mortgage Securities Corp. II                        5.84       8/10/2038            50
       200     GS Mortgage Securities Corp. II                        4.78       7/10/2039           206
       100     J.P. Morgan Chase Commercial Mortgage
                  Securities Trust                                    5.37       5/15/2047           106
       100     LB-UBS Commercial Mortgage Trust                       5.38      11/15/2038           109
        50     LB-UBS Commercial Mortgage Trust                       5.28       2/15/2041            51
       100     Merrill Lynch Mortgage Trust                           5.14       7/12/2038           104
        50     Morgan Stanley Capital I, Inc.                         5.50       3/12/2044            52
       200     Wachovia Bank Commercial Mortgage Trust                5.72       5/15/2043           212
       100     Wachovia Bank Commercial Mortgage Trust (a)            4.99       5/15/2044            96
                                                                                               ---------
                                                                                                   3,070
                                                                                               ---------
               Total Financials                                                                    3,070
                                                                                               ---------
               Total Commercial Mortgage Securities (cost: $2,947)                                 3,070
                                                                                               ---------
               U.S. TREASURY SECURITIES (1.3%)

               NOTES (1.3%)

       345     1.63%, 8/15/2022                                                                      323
       230     1.63%, 11/15/2022                                                                     214
       401     1.75%, 5/15/2022                                                                      381

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)          SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
$      245     2.00%, 2/15/2023                                                                $     235
       300     2.75%, 11/15/2023                                                                     303
       200     2.75%, 2/15/2024                                                                      202
                                                                                               ---------
                                                                                                   1,658
                                                                                               ---------
               Total U.S. Treasury Securities (cost: $1,716)                                       1,658
                                                                                               ---------
               Total Bonds (cost: $17,993)                                                        18,562
                                                                                               ---------
               MONEY MARKET INSTRUMENTS (9.8%)

               MONEY MARKET FUNDS (9.8%)
12,734,739     State Street Institutional Liquid Reserve Fund, 0.07% (g)(cost: $12,735)           12,735
                                                                                               ---------
               TOTAL INVESTMENTS (COST: $117,826)                                              $ 130,092
                                                                                               =========

NUMBER
OF
CONTRACTS
--------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.3%)
       999     Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                         246
       540     Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 38                   75
        69     Put - S&P 500 Index expiring June 21, 2014 at 1650                                     91
                                                                                               ---------
               TOTAL PURCHASED OPTIONS (COST: $463)                                            $     412
                                                                                               =========
               WRITTEN OPTIONS (0.1%)
      (999)    Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                        (127)

       (69)    Put - S&P 500 Index expiring June 21, 2014 at 1550                                    (49)
                                                                                               ---------
               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $197)                                 $    (176)
                                                                                               =========

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $      35,700     $        -      $          -     $   35,700
  Preferred Stocks                                       70            812                 -            882
  Exchange-Traded Funds                               9,742              -                 -          9,742
International Equity Securities:
  Common Stocks                                       7,399              -                 -          7,399
  Exchange-Traded Funds                              41,766              -                 -         41,766
Precious Metals and Commodity-Related
 Securities:
  Exchange-Traded Funds                               3,306              -                 -          3,306
Bonds:
  Corporate Obligations                                   -          9,816                 -          9,816
  Eurodollar and Yankee Obligations                       -          3,623                 -          3,623
  Collateralized Mortgage Obligations                     -            395                 -            395
  Commercial Mortgage Securities                          -          3,070                 -          3,070
  U.S. Treasury Securities                            1,658              -                 -          1,658
Money Market Instruments:
  Money Market Funds                                 12,735              -                 -         12,735
Purchased Options                                       412              -                 -            412
-----------------------------------------------------------------------------------------------------------
Total                                         $     112,788     $   17,716      $          -     $  130,504
-----------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $        (176)    $         -     $          -     $     (176)
-----------------------------------------------------------------------------------------------------------
Total                                         $        (176)    $         -     $          -     $     (176)
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the nine-month period ended February 28, 2014, did not include master netting provisions.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of February 28, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $149,000; all of which were when-issued securities.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $14,541,000 and $2,326,000, respectively, resulting in net unrealized appreciation of $12,215,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $130,428,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 40.5% of net assets at February 28, 2014.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
              dollars.
REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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17  | USAA Cornerstone Aggressive Fund

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(b)     At February 28, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2014.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At February 28, 2014, the aggregate market value of securities purchased on a when-issued basis was $151,000.
(g) Rate represents the money market fund annualized seven-day yield at February 28, 2014.
*       Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/24/2014
         ------------------------------